Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Stock Option Activities

Stock option activities for the years ended December 31, 2024 and 2023 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2022	28,850	$7.28	6.31	$20,130
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	28,850	7.28	5.31	8,610
Expired	(6,000)	0.005	-	-
Balance Outstanding, December 31, 2024	22,850	$9.19	5.56	$-
Exercisable, December 31, 2024	22,850	$9.19	5.56	$-

Schedule of Warrant Activities

Warrant activities for the years ended December 31, 2024 and 2023 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2022	404,580	$14.05	3.3	$-
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	404,580	14.05	2.3	-
Granted	1,841,187	2.38	-	-
Exercised	(34,037)	0.0001	-	-
Balance Outstanding, December 31, 2024	2,211,730	$4.55	3.9	$-
Exercisable, December 31, 2024	2,211,730	$4.55	3.9	$-